CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 123,427,729	$ 120,694,716
Term deposits	4,448,839
Held-to-maturity securities	51,866,479	17,465,340
Accounts receivables, net of allowance of $5,626 and $342,442 as of December 31, 2012and 2013	17,230,844	23,699,745
Prepaid expenses and other current assets	7,762,570	4,717,674
Total current assets	204,736,461	166,577,475
Rental deposits	797,372	747,491
Property and equipment, net	5,842,522	3,065,486
Long-term investments	1,999,999	3,999,999
Goodwill	90,266,629	87,551,023
Acquired intangible assets, net	78,726,587	75,069,314
Restricted cash	36,870,739	35,773,340
Total assets	419,240,309	372,784,128
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of $42,326,895 and $39,488,204 as of December 31, 2012 and 2013, respectively)	39,514,379	42,612,324
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $9,435,188 and $15,437,141 as of December 31, 2012 and 2013, respectively)	19,224,723	18,276,365
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of $3,585,350 and $2,262,223 as of December 31, 2012 and 2013, respectively)	2,262,223	3,784,866
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $143,740and $322,714 as of December 31, 2012 and 2013, respectively)	6,369,482	6,556,007
Total current liabilities	67,370,807	71,229,562
Commitments and contingencies (Note 28)
Non-current deferred tax liability (including non-current deferred tax liability of the consolidated VIEs without recourse to the Company of $10,498 and$nil as of December 31, 2012 and 2013, respectively)		10,498
Long-term liabilities (including long-term liabilities of the consolidated VIEs without recourse to the Company of $18,660,000 and $19,260,000 as of December 31, 2012 and 2013, respectively)	19,260,000	18,660,000
Total liabilities	86,630,807	89,900,060
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,678,097,663 and 1,834,883,063 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	918	832
Additional paid-in capital	152,052,241	126,786,049
Warrants	10,419,000	15,566,332
Accumulated other comprehensive income	55,563,102	46,618,263
Statutory reserve	10,723,748	10,572,330
Retained earnings	103,850,493	83,340,262
Total shareholders' equity	332,609,502	282,884,068
Total liabilities and shareholders' equity	$ 419,240,309	$ 372,784,128